Accrued Reorganization Costs Activity (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012 Employee	Dec. 31, 2011 Employee
Restructuring Cost and Reserve [Line Items]
Headcount underlying reorganization costs	2,460	330
Headcount underlying reorganization costs not yet terminated	2,200